Property, plant and equipment - Right-to-Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 10, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	€ 649	€ 364
Additions to right-of-use assets	139	117
Coca-Cola Amatil Limited
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets acquired			€ 307
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	438	202
Additions to right-of-use assets	56	37
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	135	137
Additions to right-of-use assets	59	61
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	71	19
Additions to right-of-use assets	22	8
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	5	6
Additions to right-of-use assets	€ 2	€ 11